Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT	NOTE 12 - SUBSEQUENT EVENT On March 8, 2023, the Company declared a cash dividend to its shareholders in the amount of approximately $4.8 million ($0.24 per share).